Shareholder Report, Holdings (Details)	Jun. 30, 2025
American Funds Global Growth Portfolio - Class 4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds Global Growth Portfolio - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.02%
American Funds Global Growth Portfolio - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.06%
American Funds Global Growth Portfolio - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
American Funds Growth and Income Portfolio - Class 4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds Growth and Income Portfolio - Class 4 | Asset allocation funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
American Funds Growth and Income Portfolio - Class 4 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.37%
American Funds Growth and Income Portfolio - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.53%
American Funds Growth and Income Portfolio - Class 4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.95%
American Funds Growth and Income Portfolio - Class 4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
American Funds Growth and Income Portfolio - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.21%
American Funds Growth and Income Portfolio - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
American Funds Managed Risk Growth Portfolio - Class P2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
American Funds Managed Risk Growth Portfolio - Class P2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%	[1]
American Funds Managed Risk Growth Portfolio - Class P2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.01%
American Funds Managed Risk Growth Portfolio - Class P2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.01%
American Funds Managed Risk Growth Portfolio - Class P2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.01%
American Funds Managed Risk Growth and Income Portfolio - Class P2 | Asset allocation funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds Managed Risk Growth and Income Portfolio - Class P2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
American Funds Managed Risk Growth and Income Portfolio - Class P2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%	[1]
American Funds Managed Risk Growth and Income Portfolio - Class P2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.99%
American Funds Managed Risk Growth and Income Portfolio - Class P2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.97%
American Funds Managed Risk Growth and Income Portfolio - Class P2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.99%
American Funds Managed Risk Growth and Income Portfolio - Class P2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Managed Risk Global Allocation Portfolio - Class P2 | Asset allocation funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.02%
American Funds Managed Risk Global Allocation Portfolio - Class P2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%
American Funds Managed Risk Global Allocation Portfolio - Class P2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%	[1]
American Funds Managed Risk Global Allocation Portfolio - Class P2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.02%
American Funds Managed Risk Global Allocation Portfolio - Class P2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.04%
American Funds Managed Risk Global Allocation Portfolio - Class P2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
American Funds Managed Risk Global Allocation Portfolio - Class P2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.03%
American Funds Managed Risk Global Allocation Portfolio - Class P2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.02%
American Funds IS 2070 Target Date Fund - Class 1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
American Funds IS 2070 Target Date Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.07%
American Funds IS 2070 Target Date Fund - Class 1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.76%
American Funds IS 2070 Target Date Fund - Class 1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.14%
American Funds IS 2070 Target Date Fund - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2070 Target Date Fund - Class 1A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
American Funds IS 2070 Target Date Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.07%
American Funds IS 2070 Target Date Fund - Class 1A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.76%
American Funds IS 2070 Target Date Fund - Class 1A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.14%
American Funds IS 2070 Target Date Fund - Class 1A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2070 Target Date Fund - Class 2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
American Funds IS 2070 Target Date Fund - Class 2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.07%
American Funds IS 2070 Target Date Fund - Class 2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.76%
American Funds IS 2070 Target Date Fund - Class 2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.14%
American Funds IS 2070 Target Date Fund - Class 2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2070 Target Date Fund - Class 4 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
American Funds IS 2070 Target Date Fund - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.07%
American Funds IS 2070 Target Date Fund - Class 4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.76%
American Funds IS 2070 Target Date Fund - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.14%
American Funds IS 2070 Target Date Fund - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2065 Target Date Fund - Class 1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.58%
American Funds IS 2065 Target Date Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.84%
American Funds IS 2065 Target Date Fund - Class 1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
American Funds IS 2065 Target Date Fund - Class 1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.68%
American Funds IS 2065 Target Date Fund - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2065 Target Date Fund - Class 1A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.58%
American Funds IS 2065 Target Date Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.84%
American Funds IS 2065 Target Date Fund - Class 1A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
American Funds IS 2065 Target Date Fund - Class 1A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.68%
American Funds IS 2065 Target Date Fund - Class 1A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2065 Target Date Fund - Class 2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.58%
American Funds IS 2065 Target Date Fund - Class 2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.84%
American Funds IS 2065 Target Date Fund - Class 2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
American Funds IS 2065 Target Date Fund - Class 2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.68%
American Funds IS 2065 Target Date Fund - Class 2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2065 Target Date Fund - Class 4 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.58%
American Funds IS 2065 Target Date Fund - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.84%
American Funds IS 2065 Target Date Fund - Class 4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
American Funds IS 2065 Target Date Fund - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.68%
American Funds IS 2065 Target Date Fund - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2060 Target Date Fund - Class 1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
American Funds IS 2060 Target Date Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
American Funds IS 2060 Target Date Fund - Class 1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.69%
American Funds IS 2060 Target Date Fund - Class 1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.04%
American Funds IS 2060 Target Date Fund - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2060 Target Date Fund - Class 1A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
American Funds IS 2060 Target Date Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
American Funds IS 2060 Target Date Fund - Class 1A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.69%
American Funds IS 2060 Target Date Fund - Class 1A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.04%
American Funds IS 2060 Target Date Fund - Class 1A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2060 Target Date Fund - Class 2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
American Funds IS 2060 Target Date Fund - Class 2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
American Funds IS 2060 Target Date Fund - Class 2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.69%
American Funds IS 2060 Target Date Fund - Class 2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.04%
American Funds IS 2060 Target Date Fund - Class 2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2060 Target Date Fund - Class 4 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
American Funds IS 2060 Target Date Fund - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
American Funds IS 2060 Target Date Fund - Class 4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.69%
American Funds IS 2060 Target Date Fund - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.04%
American Funds IS 2060 Target Date Fund - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2055 Target Date Fund - Class 1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.97%
American Funds IS 2055 Target Date Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.71%
American Funds IS 2055 Target Date Fund - Class 1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
American Funds IS 2055 Target Date Fund - Class 1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.08%
American Funds IS 2055 Target Date Fund - Class 1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.68%
American Funds IS 2055 Target Date Fund - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
American Funds IS 2055 Target Date Fund - Class 1A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.97%
American Funds IS 2055 Target Date Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.71%
American Funds IS 2055 Target Date Fund - Class 1A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
American Funds IS 2055 Target Date Fund - Class 1A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.08%
American Funds IS 2055 Target Date Fund - Class 1A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.68%
American Funds IS 2055 Target Date Fund - Class 1A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
American Funds IS 2055 Target Date Fund - Class 2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.97%
American Funds IS 2055 Target Date Fund - Class 2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.71%
American Funds IS 2055 Target Date Fund - Class 2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
American Funds IS 2055 Target Date Fund - Class 2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.08%
American Funds IS 2055 Target Date Fund - Class 2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.68%
American Funds IS 2055 Target Date Fund - Class 2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
American Funds IS 2055 Target Date Fund - Class 4 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.97%
American Funds IS 2055 Target Date Fund - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.71%
American Funds IS 2055 Target Date Fund - Class 4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
American Funds IS 2055 Target Date Fund - Class 4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.08%
American Funds IS 2055 Target Date Fund - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.68%
American Funds IS 2055 Target Date Fund - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
American Funds IS 2050 Target Date Fund - Class 1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.95%
American Funds IS 2050 Target Date Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.73%
American Funds IS 2050 Target Date Fund - Class 1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%
American Funds IS 2050 Target Date Fund - Class 1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.03%
American Funds IS 2050 Target Date Fund - Class 1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.79%
American Funds IS 2050 Target Date Fund - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%
American Funds IS 2050 Target Date Fund - Class 1A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.95%
American Funds IS 2050 Target Date Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.73%
American Funds IS 2050 Target Date Fund - Class 1A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%
American Funds IS 2050 Target Date Fund - Class 1A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.03%
American Funds IS 2050 Target Date Fund - Class 1A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.79%
American Funds IS 2050 Target Date Fund - Class 1A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%
American Funds IS 2050 Target Date Fund - Class 2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.95%
American Funds IS 2050 Target Date Fund - Class 2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.73%
American Funds IS 2050 Target Date Fund - Class 2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%
American Funds IS 2050 Target Date Fund - Class 2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.03%
American Funds IS 2050 Target Date Fund - Class 2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.79%
American Funds IS 2050 Target Date Fund - Class 2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%
American Funds IS 2050 Target Date Fund - Class 4 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.95%
American Funds IS 2050 Target Date Fund - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.73%
American Funds IS 2050 Target Date Fund - Class 4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%
American Funds IS 2050 Target Date Fund - Class 4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.03%
American Funds IS 2050 Target Date Fund - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.79%
American Funds IS 2050 Target Date Fund - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%
American Funds IS 2045 Target Date Fund - Class 1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.47%
American Funds IS 2045 Target Date Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.95%
American Funds IS 2045 Target Date Fund - Class 1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.97%
American Funds IS 2045 Target Date Fund - Class 1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.96%
American Funds IS 2045 Target Date Fund - Class 1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.59%
American Funds IS 2045 Target Date Fund - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds IS 2045 Target Date Fund - Class 1A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.47%
American Funds IS 2045 Target Date Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.95%
American Funds IS 2045 Target Date Fund - Class 1A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.97%
American Funds IS 2045 Target Date Fund - Class 1A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.96%
American Funds IS 2045 Target Date Fund - Class 1A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.59%
American Funds IS 2045 Target Date Fund - Class 1A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds IS 2045 Target Date Fund - Class 2 [Member] | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.47%
American Funds IS 2045 Target Date Fund - Class 2 [Member] | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.95%
American Funds IS 2045 Target Date Fund - Class 2 [Member] | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.97%
American Funds IS 2045 Target Date Fund - Class 2 [Member] | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.96%
American Funds IS 2045 Target Date Fund - Class 2 [Member] | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.59%
American Funds IS 2045 Target Date Fund - Class 2 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds IS 2045 Target Date Fund - Class 4 [Member] | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.47%
American Funds IS 2045 Target Date Fund - Class 4 [Member] | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.95%
American Funds IS 2045 Target Date Fund - Class 4 [Member] | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.97%
American Funds IS 2045 Target Date Fund - Class 4 [Member] | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.96%
American Funds IS 2045 Target Date Fund - Class 4 [Member] | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.59%
American Funds IS 2045 Target Date Fund - Class 4 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds® IS 2040 Target Date Fund - Class 1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.33%
American Funds® IS 2040 Target Date Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.83%
American Funds® IS 2040 Target Date Fund - Class 1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
American Funds® IS 2040 Target Date Fund - Class 1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.26%
American Funds® IS 2040 Target Date Fund - Class 1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.45%
American Funds® IS 2040 Target Date Fund - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American Funds® IS 2040 Target Date Fund - Class 1A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.33%
American Funds® IS 2040 Target Date Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.83%
American Funds® IS 2040 Target Date Fund - Class 1A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
American Funds® IS 2040 Target Date Fund - Class 1A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.26%
American Funds® IS 2040 Target Date Fund - Class 1A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.45%
American Funds® IS 2040 Target Date Fund - Class 1A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American Funds® IS 2040 Target Date Fund - Class 2 [Member] | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.33%
American Funds® IS 2040 Target Date Fund - Class 2 [Member] | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.83%
American Funds® IS 2040 Target Date Fund - Class 2 [Member] | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
American Funds® IS 2040 Target Date Fund - Class 2 [Member] | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.26%
American Funds® IS 2040 Target Date Fund - Class 2 [Member] | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.45%
American Funds® IS 2040 Target Date Fund - Class 2 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American Funds IS 2040 Target Date Fund - Class 4 [Member] | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.33%
American Funds IS 2040 Target Date Fund - Class 4 [Member] | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.83%
American Funds IS 2040 Target Date Fund - Class 4 [Member] | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
American Funds IS 2040 Target Date Fund - Class 4 [Member] | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.26%
American Funds IS 2040 Target Date Fund - Class 4 [Member] | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.45%
American Funds IS 2040 Target Date Fund - Class 4 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American Funds IS 2035 Target Date Fund - Class 1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
American Funds IS 2035 Target Date Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.63%
American Funds IS 2035 Target Date Fund - Class 1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.99%
American Funds IS 2035 Target Date Fund - Class 1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.03%
American Funds IS 2035 Target Date Fund - Class 1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.44%
American Funds IS 2035 Target Date Fund - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
American Funds IS 2035 Target Date Fund - Class 1A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
American Funds IS 2035 Target Date Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.63%
American Funds IS 2035 Target Date Fund - Class 1A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.99%
American Funds IS 2035 Target Date Fund - Class 1A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.03%
American Funds IS 2035 Target Date Fund - Class 1A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.44%
American Funds IS 2035 Target Date Fund - Class 1A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
American Funds IS 2035 Target Date Fund - Class 2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
American Funds IS 2035 Target Date Fund - Class 2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.63%
American Funds IS 2035 Target Date Fund - Class 2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.99%
American Funds IS 2035 Target Date Fund - Class 2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.03%
American Funds IS 2035 Target Date Fund - Class 2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.44%
American Funds IS 2035 Target Date Fund - Class 2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
American Funds IS 2035 Target Date Fund - Class 4 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
American Funds IS 2035 Target Date Fund - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.63%
American Funds IS 2035 Target Date Fund - Class 4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.99%
American Funds IS 2035 Target Date Fund - Class 4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.03%
American Funds IS 2035 Target Date Fund - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.44%
American Funds IS 2035 Target Date Fund - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
American Funds IS 2030 Target Date Fund - Class 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2030 Target Date Fund - Class 1 [Member] | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.85%
American Funds IS 2030 Target Date Fund - Class 1 [Member] | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.85%
American Funds IS 2030 Target Date Fund - Class 1 [Member] | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%
American Funds IS 2030 Target Date Fund - Class 1 [Member] | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.92%
American Funds IS 2030 Target Date Fund - Class 1 [Member] | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.07%
American Funds IS 2030 Target Date Fund - Class 1 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.12%)
American Funds IS 2030 Target Date Fund - Class 1A [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2030 Target Date Fund - Class 1A [Member] | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.85%
American Funds IS 2030 Target Date Fund - Class 1A [Member] | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.85%
American Funds IS 2030 Target Date Fund - Class 1A [Member] | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%
American Funds IS 2030 Target Date Fund - Class 1A [Member] | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.92%
American Funds IS 2030 Target Date Fund - Class 1A [Member] | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.07%
American Funds IS 2030 Target Date Fund - Class 1A [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.12%)
American Funds IS 2030 Target Date Fund - Class 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2030 Target Date Fund - Class 2 [Member] | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.85%
American Funds IS 2030 Target Date Fund - Class 2 [Member] | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.85%
American Funds IS 2030 Target Date Fund - Class 2 [Member] | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%
American Funds IS 2030 Target Date Fund - Class 2 [Member] | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.92%
American Funds IS 2030 Target Date Fund - Class 2 [Member] | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.07%
American Funds IS 2030 Target Date Fund - Class 2 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.12%)
American Funds IS 2030 Target Date Fund - Class 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2030 Target Date Fund - Class 4 [Member] | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.85%
American Funds IS 2030 Target Date Fund - Class 4 [Member] | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.85%
American Funds IS 2030 Target Date Fund - Class 4 [Member] | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%
American Funds IS 2030 Target Date Fund - Class 4 [Member] | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.92%
American Funds IS 2030 Target Date Fund - Class 4 [Member] | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.07%
American Funds IS 2030 Target Date Fund - Class 4 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.12%)
American Funds IS 2025 Target Date Fund - Class 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2025 Target Date Fund - Class 1 [Member] | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.97%
American Funds IS 2025 Target Date Fund - Class 1 [Member] | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.03%
American Funds IS 2025 Target Date Fund - Class 1 [Member] | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.46%
American Funds IS 2025 Target Date Fund - Class 1 [Member] | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.05%
American Funds IS 2025 Target Date Fund - Class 1 [Member] | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
American Funds IS 2025 Target Date Fund - Class 1 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.25%)
American Funds IS 2025 Target Date Fund - Class 1A [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2025 Target Date Fund - Class 1A [Member] | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.97%
American Funds IS 2025 Target Date Fund - Class 1A [Member] | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.03%
American Funds IS 2025 Target Date Fund - Class 1A [Member] | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.46%
American Funds IS 2025 Target Date Fund - Class 1A [Member] | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.05%
American Funds IS 2025 Target Date Fund - Class 1A [Member] | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
American Funds IS 2025 Target Date Fund - Class 1A [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.25%)
American Funds IS 2025 Target Date Fund - Class 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2025 Target Date Fund - Class 2 [Member] | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.97%
American Funds IS 2025 Target Date Fund - Class 2 [Member] | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.03%
American Funds IS 2025 Target Date Fund - Class 2 [Member] | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.46%
American Funds IS 2025 Target Date Fund - Class 2 [Member] | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.05%
American Funds IS 2025 Target Date Fund - Class 2 [Member] | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
American Funds IS 2025 Target Date Fund - Class 2 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.25%)
American Funds IS 2025 Target Date Fund - Class 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2025 Target Date Fund - Class 4 [Member] | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.97%
American Funds IS 2025 Target Date Fund - Class 4 [Member] | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.03%
American Funds IS 2025 Target Date Fund - Class 4 [Member] | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.46%
American Funds IS 2025 Target Date Fund - Class 4 [Member] | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.05%
American Funds IS 2025 Target Date Fund - Class 4 [Member] | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
American Funds IS 2025 Target Date Fund - Class 4 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.25%)
American Funds IS 2020 Target Date Fund - Class 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2020 Target Date Fund - Class 1 [Member] | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.44%
American Funds IS 2020 Target Date Fund - Class 1 [Member] | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.87%
American Funds IS 2020 Target Date Fund - Class 1 [Member] | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
American Funds IS 2020 Target Date Fund - Class 1 [Member] | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.91%
American Funds IS 2020 Target Date Fund - Class 1 [Member] | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
American Funds IS 2020 Target Date Fund - Class 1 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
American Funds IS 2020 Target Date Fund - Class 1A [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2020 Target Date Fund - Class 1A [Member] | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.44%
American Funds IS 2020 Target Date Fund - Class 1A [Member] | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.87%
American Funds IS 2020 Target Date Fund - Class 1A [Member] | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
American Funds IS 2020 Target Date Fund - Class 1A [Member] | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.91%
American Funds IS 2020 Target Date Fund - Class 1A [Member] | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
American Funds IS 2020 Target Date Fund - Class 1A [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
American Funds IS 2020 Target Date Fund - Class 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2020 Target Date Fund - Class 2 [Member] | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.44%
American Funds IS 2020 Target Date Fund - Class 2 [Member] | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.87%
American Funds IS 2020 Target Date Fund - Class 2 [Member] | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
American Funds IS 2020 Target Date Fund - Class 2 [Member] | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.91%
American Funds IS 2020 Target Date Fund - Class 2 [Member] | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
American Funds IS 2020 Target Date Fund - Class 2 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
American Funds IS 2020 Target Date Fund - Class 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2020 Target Date Fund - Class 4 [Member] | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.44%
American Funds IS 2020 Target Date Fund - Class 4 [Member] | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.87%
American Funds IS 2020 Target Date Fund - Class 4 [Member] | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
American Funds IS 2020 Target Date Fund - Class 4 [Member] | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.91%
American Funds IS 2020 Target Date Fund - Class 4 [Member] | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
American Funds IS 2020 Target Date Fund - Class 4 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
American Funds® IS 2015 Target Date Fund - Class 1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® IS 2015 Target Date Fund - Class 1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.91%
American Funds® IS 2015 Target Date Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.75%
American Funds® IS 2015 Target Date Fund - Class 1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.59%
American Funds® IS 2015 Target Date Fund - Class 1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.83%
American Funds® IS 2015 Target Date Fund - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
American Funds IS 2015 Target Date Fund - Class 1A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2015 Target Date Fund - Class 1A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.91%
American Funds IS 2015 Target Date Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.75%
American Funds IS 2015 Target Date Fund - Class 1A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.59%
American Funds IS 2015 Target Date Fund - Class 1A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.83%
American Funds IS 2015 Target Date Fund - Class 1A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
American Funds IS 2015 Target Date Fund - Class 2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2015 Target Date Fund - Class 2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.91%
American Funds IS 2015 Target Date Fund - Class 2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.75%
American Funds IS 2015 Target Date Fund - Class 2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.59%
American Funds IS 2015 Target Date Fund - Class 2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.83%
American Funds IS 2015 Target Date Fund - Class 2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
American Funds IS 2015 Target Date Fund - Class 4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2015 Target Date Fund - Class 4 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.91%
American Funds IS 2015 Target Date Fund - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.75%
American Funds IS 2015 Target Date Fund - Class 4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.59%
American Funds IS 2015 Target Date Fund - Class 4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.83%
American Funds IS 2015 Target Date Fund - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
American Funds IS 2010 Target Date Fund - Class 1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2010 Target Date Fund - Class 1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.05%
American Funds IS 2010 Target Date Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.81%
American Funds IS 2010 Target Date Fund - Class 1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.24%
American Funds IS 2010 Target Date Fund - Class 1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.98%
American Funds IS 2010 Target Date Fund - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
American Funds IS 2010 Target Date Fund - Class 1A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2010 Target Date Fund - Class 1A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.05%
American Funds IS 2010 Target Date Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.81%
American Funds IS 2010 Target Date Fund - Class 1A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.24%
American Funds IS 2010 Target Date Fund - Class 1A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.98%
American Funds IS 2010 Target Date Fund - Class 1A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
American Funds IS 2010 Target Date Fund - Class 2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2010 Target Date Fund - Class 2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.05%
American Funds IS 2010 Target Date Fund - Class 2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.81%
American Funds IS 2010 Target Date Fund - Class 2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.24%
American Funds IS 2010 Target Date Fund - Class 2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.98%
American Funds IS 2010 Target Date Fund - Class 2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
American Funds IS 2010 Target Date Fund - Class 4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2010 Target Date Fund - Class 4 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.05%
American Funds IS 2010 Target Date Fund - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.81%
American Funds IS 2010 Target Date Fund - Class 4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.24%
American Funds IS 2010 Target Date Fund - Class 4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.98%
American Funds IS 2010 Target Date Fund - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)

[1]	Includes derivatives.
[2]	Less than 0.01%.